Cover	Dec. 15, 2025
Cover [Abstract]
Entity Registrant Name	GlobalTech Corporation
Entity Central Index Key	0001938338
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 15, 2025
Entity Ex Transition Period	false
Entity File Number	000-56482
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-3926338
Entity Address Address Line 1	3550 Barron Way Suite 13a
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89511
City Area Code	775
Local Phone Number	624-4817
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	GlobalTech Corporation (the “Company”, “we” and “us”) previously filed Current Reports on Form 8-K with the Securities and Exchange Commission on December 2, 2025 (the “Initial Form 8-K”) and December 18, 2025 (the “Closing Form 8-K”), disclosing (a) the entry on November 25, 2025, into a Share Exchange Agreement (the “Exchange Agreement”), with 123 Investments Limited, a private company registered under the laws of England and Wales (“123 Investments”), and Stephen Buck and John Patrick Bywater, the shareholders of 123 Investments (the “Shareholders”), and (b) the closing of the transactions contemplated by the Exchange Agreement on December 15, 2025 (the “Exchange”), respectively. At the time of the filing of the Closing Form 8-K, the Company stated that it intended to file the required financial statements and pro forma financial information associated with the Exchange within 71 days from the date that such Closing Form 8-K was required to be filed. By this Amendment No. 1 to the Closing Form 8-K, the Company is amending and restating Item 9.01 thereof to include the required financial statements and pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and Management’s Discussion and Analysis of Financial Condition and Results of Operations of 123 Investments, included in the exhibits hereto, there are no changes to the Closing Form 8-K.